RISK MANAGEMENT - Loans concentration by category (Details) - COP ($) $ in Millions	Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
RISK MANAGEMENT
Loans and advances to customers, net	$ 243,100,035	[1]	$ 263,274,170
Loans and advances to customers
RISK MANAGEMENT
Loans and advances to customers, net	256,353,981	[1]	279,453,908
Allowance for loans, advances, and lease losses
RISK MANAGEMENT
Loans and advances to customers, net	(13,253,946)	[1]	(16,179,738)	$ (16,223,103)	$ (15,479,640)
Commercial | Loans and advances to customers
RISK MANAGEMENT
Loans and advances to customers, net	139,627,922		153,252,811
Commercial | Allowance for loans, advances, and lease losses
RISK MANAGEMENT
Loans and advances to customers, net	(5,957,464)		(7,259,230)	(6,290,266)	(7,270,305)
Commercial | Corporate | Loans and advances to customers
RISK MANAGEMENT
Loans and advances to customers, net	76,006,958		85,278,293
Commercial | SME | Loans and advances to customers
RISK MANAGEMENT
Loans and advances to customers, net	13,856,981		15,203,496
Commercial | Other | Loans and advances to customers
RISK MANAGEMENT
Loans and advances to customers, net	49,763,983		52,771,022
Consumer | Loans and advances to customers
RISK MANAGEMENT
Loans and advances to customers, net	52,753,546		55,815,683
Consumer | Allowance for loans, advances, and lease losses
RISK MANAGEMENT
Loans and advances to customers, net	(5,130,763)		(6,497,777)	(7,717,038)	(6,047,135)
Consumer | Credit card | Loans and advances to customers
RISK MANAGEMENT
Loans and advances to customers, net	12,483,919		11,992,511
Consumer | Vehicle | Loans and advances to customers
RISK MANAGEMENT
Loans and advances to customers, net	4,795,970		5,635,858
Consumer | Payroll loans | Loans and advances to customers
RISK MANAGEMENT
Loans and advances to customers, net	6,834,747		10,381,247
Consumer | Other | Loans and advances to customers
RISK MANAGEMENT
Loans and advances to customers, net	28,638,910		27,806,067
Mortgage | Loans and advances to customers
RISK MANAGEMENT
Loans and advances to customers, net	34,416,372		41,741,601
Mortgage | VIS | Loans and advances to customers
RISK MANAGEMENT
Loans and advances to customers, net	13,173,508		16,183,280
Mortgage | Non-VIS | Loans and advances to customers
RISK MANAGEMENT
Loans and advances to customers, net	21,242,864		25,558,321
Financial leases | Loans and advances to customers
RISK MANAGEMENT
Loans and advances to customers, net	28,493,129		27,291,604
Financial leases | Allowance for loans, advances, and lease losses
RISK MANAGEMENT
Loans and advances to customers, net	(1,066,792)		(1,088,272)	(1,024,575)	(1,013,074)
Small business loans | Loans and advances to customers
RISK MANAGEMENT
Loans and advances to customers, net	1,063,012		1,352,209
Small business loans | Allowance for loans, advances, and lease losses
RISK MANAGEMENT
Loans and advances to customers, net	$ (121,236)		$ (99,282)	$ (168,018)	$ (125,035)

[1]	The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.